Pension Plans and Retiree Benefits - Schedule of Amount Included in the Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	$ 538	$ 674
Assets held for sale (note 5)	8	0
Accounts payable and accrued liabilities	(3)	(8)
Future employee obligations	(44)	(86)
Liabilities associated with assets held for sale (note 5)	(6)	0
Total amounts included in Consolidated Balance Sheets	493	580
Defined Benefit
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	28	37
Assets held for sale (note 5)	8	0
Accounts payable and accrued liabilities	(3)	(8)
Future employee obligations	(42)	(75)
Liabilities associated with assets held for sale (note 5)	0	0
Total amounts included in Consolidated Balance Sheets	(9)	(46)
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	510	637
Assets held for sale (note 5)	0	0
Accounts payable and accrued liabilities	0	0
Future employee obligations	(2)	(11)
Liabilities associated with assets held for sale (note 5)	(6)	0
Total amounts included in Consolidated Balance Sheets	$ 502	$ 626